Issued Capital	12 Months Ended
Sep. 30, 2021
Issued Capital

12. Issued Capital

12.1 Initial Public Offering

On March 8, 2021, the Company entered into an underwriting agreement with H.C. Wainwright & Co., LLC and BMO Capital Markets Corp. (collectively the “Underwriters”) for an offering of 18,000,000 units of the Company (the “Units”) at a price of $5.00 per Unit. Each Unit consisted of one GRC Share and one half of a common share purchase warrant, and each common share purchase warrant entitles the holder to acquire a GRC Share at a price of $7.50 per share until March 11, 2024.

The Company granted the Underwriters the over-allotment option (the “Over-Allotment Option”) to purchase up to 2,700,000 GRC Shares and/or 1,350,000 common share purchase warrants at $4.995 per GRC Share and $0.01 per common share purchase warrant, respectively. The Company agreed to reimburse the Underwriters for certain fees and disbursements.

On March 11, 2021, the Company issued 18,000,000 Units at a price of $5.00 per Unit for gross proceeds of $90,000,000. Further, the Underwriters exercised the Over-Allotment Option to purchase 721,347 additional GRC Shares for gross proceeds of $3,603,128 and 1,350,000 additional common share purchase warrants for gross proceeds of $13,500. In connection with the IPO, the Company incurred securities issuance costs of $5,570,844, of which $5,081,064 represented cash fees paid to the Underwriters.

The net proceeds from the issuance of the Units were allocated to the Company’s common shares and common share purchase warrants on a relative fair value basis. Inputs used to calculate the relative fair value of the common shares and common share purchase warrants are based on the quoted closing prices of the Company’s common shares and common share purchase warrants on the first day of trading on the NYSE American. The fair value of common shares and common share purchase warrants issued upon exercise of the Over-Allotment Option are equal to the net proceeds received by the Company. The allocation of the fair value of the Company’s common shares and common share purchase warrants is as follows:

Gold Royalty Corp.

Notes to Consolidated Financial Statements

(Expressed in United States dollars unless otherwise stated)

12. Issued Capital (continued)

12.1 Initial Public Offering (continued)

($)
Fair value of common shares	86,571,878
Fair value of commons share purchase warrants	7,044,750
Total gross proceeds from the IPO	93,616,628

Gross proceeds	93,616,628
Common share issuance costs	(5,154,455)
Common share purchase warrant issuance costs	(416,389)
Net proceeds received	88,045,784

Fair value allocation to:
Common shares	81,417,423
Common share purchase warrants	6,628,361
88,045,784

12.2 Common Shares

The authorized share capital of the Company consists of an unlimited number of common shares and an unlimited number of preferred shares issuable in series without par value.

The Company issued one GRC Share for consideration of $1.00 upon incorporation on June 23, 2020. On October 16, 2020, GoldMining, the Company’s former parent, subscribed for 5,000,000 GRC Shares of the Company for cash of $50,000 and surrendered the one GRC Share issued by the Company upon incorporation for no consideration.

On December 4, 2020, the Company completed a private placement of 1,325,000 GRC Shares for gross proceeds of $2,848,750.

On April 19, 2021, the Company entered into an agreement with a service provider for the provision of digital marketing and advertising services. The total fee was paid in cash and 75,000 GRC Shares of the Company with a fair value of $4.60 per share. The common shares issued thereunder are subject to a four-month hold period. The Company amortized the prepaid service fee over the term of the agreement and recognized $172,500 as share-based compensation expense for the year ended September 30, 2021.

On August 23, 2021, the Company completed its acquisition of Ely by issuing 30,902,176 GRC Shares with a fair value of $130,407,183. (Note 3).

During the year ended September 30, 2021, the Company issued 15,086 GRC Shares in exchange for the exercise of 61,576 Ely Warrants and received gross proceeds of $39,005.

12.3 Restricted Shares

On October 19, 2020, the Company issued 1,500,000 restricted shares (the “Restricted Shares”) to certain officers and directors of the Company and GoldMining, the terms of which were subsequently amended on January 10, 2021. The Restricted Shares are subject to restrictions that, among other things, prohibit the transfer thereof until certain performance conditions are met. In addition, if such conditions are not met within applicable periods, the restricted shares will be deemed forfeited and surrendered by the holder thereof to the Company without the requirement of any further consideration. The performance conditions are as follows:

(1)	with respect to one-third of the Restricted Shares awarded to the holder, if the Company’s initial public offering or any liquidity event (being any liquidation, dissolution or winding-up of the Company or distribution of all or substantially all of the Company’s assets among shareholders or a change of control transaction) occurs that values the Company at a minimum of $50,000,000 (condition met);

Gold Royalty Corp.

Notes to Consolidated Financial Statements

(Expressed in United States dollars unless otherwise stated)

12. Issued Capital (continued)

12.3 Restricted Shares (continued)

(2)	with respect to one-third of the Restricted Shares awarded to the holder, if the Company receives $1,000,000 of royalty payments under any of the Company’s royalty interests prior to October 19, 2023 (condition partially met); and

(3)	with respect to one-third of the Restricted Shares awarded to the holder, if the holder continues to be a director, officer, employee or consultant of the Company or an entity that is under common control with the Company for a period of one year after the initial public offering is completed (condition partially met).

During the year ended September 30, 2021, the Company recognized share-based compensation expense of $408,815, related to the Restricted Shares.

12.4 Reserves

The following outlines the movements of the Company’s common share purchase warrants and share options:

	Reserves
	Warrants	Share Options	Total
	($)	($)	($)
Balance at June 23, 2020 and September 30, 2020	-	-	-
Initial public offering:
Common share purchase warrants issued to for cash (Note 12.1)	7,044,750	-	7,044,750
Underwriters’ fees and issuance costs (Note 12.1)	(416,389)	-	(416,389)
Ely Warrants recognized in equity (Note 3)	2,602,967	-	2,602,967
Exercise of Ely Warrants	(27,354)	-	(27,354)
Share-based compensation - share options	-	2,199,837	2,199,837
Balance at September 30, 2021	9,203,974	2,199,837	11,403,811

Common Share Purchase Warrants

During the year ended September 30, 2021, the Company issued 10,350,000 common share purchase warrants at an exercise price of $7.50 per share. The number of common share purchase warrants outstanding as at September 30, 2021 was 10,350,000 warrants at an exercise price of $7.50 per share and with a weighted average remaining contractual life of 2.44 years.

As at September 30, 2021, there were 15,885,153 Ely Warrants outstanding which are exercisable into 3,891,862 GRC Shares based on a 0.245 exchange ratio (Note 3). The Ely Warrants have a weighted average exercise price of C$4.17 per GRC Share and with a weighted average remaining contractual life of 1.80 years.

Share Options

The Company adopted a long-term incentive plan (the “LTIP”) which provides that the Board of Directors may, from time to time, in its discretion, grant awards of restricted share units, performance share units, deferred share units and share options to directors, officers, employees and consultants. The aggregate number of common shares issuable under the LTIP in respect of awards shall not exceed 10% of the common shares issued and outstanding.

The following outlines movements of the Company’s share options:

Gold Royalty Corp.

Notes to Consolidated Financial Statements

(Expressed in United States dollars unless otherwise stated)

12. Issued Capital (continued)

12.4 Reserves (continued)

Share Options (continued)

	Number of options	Weighted Average Exercise Price ($)
Balance at September 30, 2020	-	-
Granted	3,016,200	4.97
Balance at September 30, 2021	3,016,200	4.97

On March 7, 2021, the Company granted 2,505,000 stock options at an exercise price of $5.00 per share. The share options are exercisable for a period of five years from the date of grant and will vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.

On May 20, 2021, the Company granted 305,000 stock options at an exercise price of $4.78 per share. The share options are exercisable for a period of five years from the date of grant and will vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.

On August 25, 2021, the Company granted 206,200 stock options at an exercise price of $4.85 per share. The share options are exercisable for a period of five years from the date of grant and will vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.

The fair value of the share options granted was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk-free interest rate	0.34%
Expected life (years)	2.99
Expected volatility	37.0%
Expected dividend yield	0.00%
Estimated forfeiture rate	1.98%

As there is no trading history of the Company’s common shares prior to the date of grant, the expected volatility is based on the historical share price volatility of a group of comparable companies in the sector in which the Company operates over a period similar to the expected life of the share options.

A summary of share options outstanding and exercisable at September 30, 2021, are as follows:

	Options Outstanding				Options Exercisable
Exercise Price ($)	Number of Options Outstanding	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)	Number of Options exercisable	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)
4.78	305,000	0.48	4.64	76,250	0.26	4.64
5.00	2,505,000	4.15	4.44	1,252,500	4.54	4.44
4.85	206,200	0.33	4.90	51,550	0.18	4.90
	3,016,200	4.97	4.49	1,380,300	4.98	4.46

The fair value of share options recognized as share-based compensation expense during the year ended September 30, 2021 was $2,187,545 using the Black-Scholes option pricing model.

Gold Royalty Corp.

Notes to Consolidated Financial Statements

(Expressed in United States dollars unless otherwise stated)

12. Issued Capital (continued)

12.4 Reserves (continued)

Share Options (continued)

Pursuant to the agreement with an officer of the Company, the officer received options to purchase 25,000 common shares of GoldMining (the “GoldMining Options”) at an exercise price of C$2.88 per share. These GoldMining Options are exercisable for a period of five years from the date of grant and will vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter. The fair value of GoldMining Options granted was estimated at the date of grant using the Black-Scholes option pricing model with the following assumptions: risk-free interest rate of 0.30%, expected life of 2.87 years, expected volatility of 57%, expected dividend yield of 0% and estimated forfeiture rate of 0%. The fair value of the GoldMining Options recognized by the Company as share-based compensation expense during the year ended September 30, 2021 was $12,292.